SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Rights-of-use Lease Assets Net
2023	$ 105,048
2024	105,048
2025	17,507
Right-to-use asset, net	$ 227,603	$ 19,833